Note 12 - Share Capital - Reconciliation of Share capital (Details) (Parentheticals) - $ / shares	Jan. 24, 2017	May 04, 2016
Statement Line Items [Line Items]
Shares issued, price per share (in CAD per share)	$ 3.67	$ 1.40
Flow-through shares issued, price per share (in CAD per share)	$ 5.01	$ 1.89